Long-Term Borrowings (Details) - USD ($)	Jun. 30, 2024	Apr. 18, 2024	Apr. 09, 2024	Mar. 28, 2024
Debt Instrument [Line Items]
Loan proceeds		$ 909,978	$ 681,828	$ 588,888
Interest rate		5.05%
Long-term borrowings	$ 2,180,694